Condensed Balance Sheet - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 141,549	$ 271,467	$ 1,028,183
Prepaid expenses		94,553	604,107
Total current assets	141,549	366,020	1,632,290
Cash and marketable securities held in Trust Account	101,834,184	208,932,880	203,000,706
Total assets	101,975,733	209,298,900	204,632,996
Current liabilities:
Accrued expenses	3,125,503	2,787,773	76,474
Total current liabilities	3,262,809	2,854,360	76,474
Deferred underwriter fee payable	5,999,964	5,999,964	5,999,964
Total liabilities	9,262,773	8,854,324	6,076,438
Commitments and contingencies (Note 20)
Class A ordinary shares subject to possible redemption; 9,584,428 and 19,999,880 shares at redemption value, respectively	101,834,184	208,932,880
Mezzanine equity		208,932,880
Shareholders’ deficit:
Preferred shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding
Common shares (US$0.001 par value; 58,030,000 shares authorized, issued and outstanding as of December 31, 2022 and 2021)
Additional paid-in capital
Accumulated deficit	(9,121,807)	(8,488,887)	(4,442,807)
Total shareholders’ deficit	(9,121,224)	(8,488,304)	(4,442,224)
Total deficit	(9,121,224)	(8,488,304)	(4,442,224)
Total liabilities and shareholders’ deficit	101,975,733	209,298,900	204,632,996
Seamless Group Inc [Member]
Current assets:
Cash and cash equivalents		62,798,729	62,754,165
Short-term investments		2,000,000	2,063,003
Restricted cash		6,756,989	6,438,287
Accounts receivable, net		3,067,697	2,880,915
Prepayments to remittance agents		92,485	87,766
Escrow money receivable		4,443,985	2,624,687
Amounts due from related parties		4,483,228	2,891,286
Prepayments, receivables and other assets		31,776,196	22,773,279
Total current assets		115,419,309	102,513,388
Investment in an equity security		100,000	100,000
Equipment and software, net		1,321,621	1,335,092
Right-of-use asset		342,432	116,777
Intangible assets, net		9,849,778	13,383,697
Goodwill		27,001,383	19,229,528
Deferred tax assets		768,617	106,151
Total assets		154,803,140	136,784,633
Current liabilities:
Bank overdraft			27,861
Borrowings		13,404,390	4,144,402
Receivable factoring		677,640	272,108
Escrow money payable		250,013	154,714
Client money payable		6,250,070	5,729,363
Accounts payable, accruals and other payables		53,159,031	61,399,970
Amounts due to related parties		83,757,317	52,165,395
Convertible bonds		9,192,140	7,561,050
Lease liabilities		174,061	117,203
Total current liabilities		166,864,662	131,572,066
Borrowings		7,879,279	2,104,343
Convertible bonds			9,192,140
Deferred tax liabilities		1,616,343	1,986,077
Employee benefit obligation		61,392
Other payables		158,895	23,758
Total liabilities		176,580,571	144,878,384
Mezzanine equity		2,957,948
Shareholders’ deficit:
Common shares (US$0.001 par value; 58,030,000 shares authorized, issued and outstanding as of December 31, 2022 and 2021)		58,030	58,030
Additional paid-in capital		29,172,373	29,172,373
Accumulated deficit		(76,768,829)	(60,090,694)
Accumulated other comprehensive income		61,298	52,457
Total shareholders’ deficit		(47,477,128)	(30,807,834)
Non-controlling interests		22,741,749	22,714,083
Total deficit		(24,735,379)	(8,093,751)
Total liabilities and shareholders’ deficit		154,803,140	136,784,633
Common Class A [Member]
Current liabilities:
Class A ordinary shares subject to possible redemption; 9,584,428 and 19,999,880 shares at redemption value, respectively	101,834,184	208,932,880	202,998,782
Shareholders’ deficit:
Common shares (US$0.001 par value; 58,030,000 shares authorized, issued and outstanding as of December 31, 2022 and 2021)
Common Class B [Member]
Shareholders’ deficit:
Common shares (US$0.001 par value; 58,030,000 shares authorized, issued and outstanding as of December 31, 2022 and 2021)	583	583	583
Related Party [Member]
Current liabilities:
Accrued expenses – related party	$ 137,306	66,587
Related Party [Member] | Seamless Group Inc [Member]
Current assets:
Amounts due from related parties		$ 4,483,228	$ 2,891,286